EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
EQUITY

17.

EQUITY

(a)

Issued capital

	Year Ended December 31,
	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par	—	—	—	—
200,000,000 common shares, no par	—	—	—	—

Issued and fully paid:
24,910,916 (2017 and 2018: 24,910,916) common shares, no par	312,081	312,081	312,081	44,819

(b)

Other capital reserves

Other capital reserves of the Group are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, and deemed contribution from the Shareholder of the Company and a related party.

(c)

Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into United States dollars and other currencies.

In accordance with the relevant PRC regulations, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually. No amounts were appropriated to the general reserve and enterprise expansion reserve for the years ended December 31, 2017, 2018 and 2019.